Sullivan & Worcester LLP	T 202 775 1200
1666 K Street, NW	F 202 293 2275
Washington, DC 20006	www.sandw.com

February 9, 2011

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Virtus Opportunities Trust

(Virtus AlphaSector Rotation Fund)

-Registration Statement on Form N-14

CIK 0001005020

Ladies and Gentlemen:

Pursuant to the Securities Act of 1933, as amended, and the General Rules and Regulations thereunder, enclosed for filing electronically is the Registration Statement on Form N-14 of Virtus Opportunities Trust (the “Trust”). This filing relates to the acquisition of the assets of Virtus AlphaSector Allocation Fund, a series of the Trust, by and in exchange for shares of Virtus AlphaSector Rotation Fund, another series of the Trust. As of January 31, 2011, assets of the Virtus AlphaSector Allocation Fund are $41.7 million, which are less than 10% of the assets of Virtus AlphaSector Rotation Fund at $446.2 million, so pro forma financial information is not included with this filing.

Any questions or comments with respect to this filing may be directed to the undersigned at (202) 775-1227.

Very truly yours,

/s/ Arie Heijkoop, Jr.

Arie Heijkoop, Jr.

Enclosures

cc:	Kevin J. Carr, Esq.
Ann Flood